Stock options (Details 1) - CAD / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of stock options
Outstanding	3,462,835
Granted	475,000
Exercised	(565,722)
Forfeited	(151,112)
Outstanding	3,221,001	3,462,835
Options exercisable as at end of the year	2,036,401
Weighted average exercise price
Outstanding at beginning of the year	CAD 1.26
Granted	1.50
Exercised
Forfeited	1.50
Options outstanding as at end of the year	1.33	CAD 1.26
Options exercisable as at end of the year	CAD 1.17
Stock Option [Member]
Number of stock options
Outstanding	3,462,835	2,541,435
Granted		1,268,666
Exercised		(347,266)
Forfeited
Outstanding		3,462,835
Options exercisable as at end of the year		2,004,268
Weighted average exercise price
Outstanding at beginning of the year	CAD 1.26	CAD 1.02
Granted		1.66
Exercised		0.97
Forfeited
Options outstanding as at end of the year		1.26
Options exercisable as at end of the year		CAD 1.01